Risk/Return Detail Data - FidelitySAISmall-MidCap500IndexFund-PRO	Nov. 21, 2025
FidelitySAISmall-MidCap500IndexFund-PRO |
Prospectus Line Items
Supplement to Prospectus [Text Block]	Supplement to theFidelity® SAI Small-Mid Cap 500 Index FundSeptember 29, 2025Prospectus
Strategy Narrative [Text Block]	Normally investing at least 80% of assets in securities included in the Fidelity U.S. Small-Mid Cap Momentum Focus Index℠. The Fidelity U.S. Small-Mid Cap Momentum Focus Index℠ is designed to reflect a well-diversified portfolio that invests in companies based on price and earnings momentum metrics. It is a subset of the Fidelity U.S. Extended Investable Market Index℠, a float-adjusted market capitalization-weighted index designed to reflect the performance of U.S. mid- and small-cap stocks. The Fidelity U.S. Extended Investable Market Index℠ is a subset of the Fidelity U.S. Total Investable Market Index℠, excluding the 500 largest companies. The Fidelity U.S. Small-Mid Cap Momentum Focus Index℠ was created by Fidelity Product Services LLC (FPS) using a rules-based proprietary index methodology that includes all U.S. stocks meeting certain market capitalization, liquidity and investability requirements.
Document Type	497
Registrant Name	Fidelity Salem Street Trust